Financial Risk Management - Summary of Impairment of Specified Trade Receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Less: Allowance for impairment	$ (4,120)	$ (5,081)	$ (4,953)
Specified Trade Receivables [Member]
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Gross amount	3,742	4,573
Less: Allowance for impairment	(3,742)	(4,573)
Total	$ 0	$ 0